Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Activities of Stock Option Plans

The following information relates to our stock option plans:

	December 31, 2015
	2008 Plan	Outside Director Plan
Maximum number of securities for issuance	1,975,000	400,000
Number of awards available to be granted	797,890	278,456
Number of options outstanding (1)	802,780	—
Number of options exercisable (2)	232,925	—

(1)	Includes 211,025 options associated with employees in our discontinued operations.
(2)	Includes 80,240 options associated with employees in our discontinued operations.

	2015
	Shares	Weighted-Average Exercise Price
Outstanding at beginning of year	955,848	$27.09
Granted	135,000	$38.73
Exercised	(159,348)	$11.20
Forfeited or expired	(88,720)	$27.29
Outstanding at end of year	842,780	$31.93
Exercisable at end of year	252,925	$28.13

	2015	2014	2013
Weighted-average fair value per option granted during year	$14.19	$14.85	N/A

Total intrinsic value of options exercised during the year	$4,292,000	$3,461,000	$2,970,000

Total fair value of options vested during the year	$2,411,000	$1,502,000	$1,565,000

Restricted Stock Activities of Restricted Stock Plans

The following information relates to our restricted stock:

2015
Shares
Unvested restricted stock outstanding at beginning of year	—
Granted	584,959
Vested	(56,406)
Cancelled or forfeited	—
Unvested restricted stock outstanding at end of year	528,553

Valuation Assumptions of Granted Stock Options

The following table summarizes information about these granted stock options:

	2015	2014	2013
Weighted-average risk-free interest rate	1.73%	1.83%	N/A
Dividend yield	—	—	N/A
Weighted-average expected volatility	38.32%	45.18%	N/A
Total weighted-average expected forfeiture rate	0.00%	7.88%	N/A
Weighted-average expected life (years)	5.11	5.90	N/A
Total weighted-average remaining vesting period in years (1)	6.53	5.83	2.45
Total fair value of options granted for continuing operations (2)	$1,853,000	$5,518,000	N/A
Stock-based compensation expense - Cost of sales for continuing operations (1) (3)	$303,000	$139,000	$111,000
Stock-based compensation expense - SG&A for continuing operations (1) (4)	$1,410,000	$636,000	$338,000
Income tax benefit for continuing operations (1) (5)	$(662,000)	$(302,000)	$(175,000)

(1)	Information relates to stock options granted since 2006.
(2)	Approximately $62,000 and $1,744,000 for 2015 and 2014, respectively is included in discontinued operations.
(3)	Approximately $126,000, $116,000, and $116,000, for 2015, 2014 and 2013, respectively is included in discontinued operations.
(4)	Approximately $508,000, $1,024,000, and $977,000, for 2015, 2014 and 2013, respectively is included in discontinued operations.
(5)	Approximately $(244,000), $(445,000), and $(426,000), for 2015, 2014 and 2013, respectively is included in discontinued operations.

Stock Options Outstanding and Exercisable

			Stock Options Outstanding At December 31, 2015
Exercise Prices			Shares Outstanding		Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Intrinsic Value of Shares Outstanding (A)
$7.86	-	$8.01	57,525	(B)	1.41	$7.96	—
$9.69	-	$9.97	19,920	(C)	2.83	$9.70	—
$29.99	-	$34.50	655,335	(D)	7.90	$33.45	—
$36.78	-	$42.65	110,000		9.55	$39.45	—
$7.86	-	$42.65	842,780		7.55	$31.93	$—

			Stock Options Exercisable At December 31, 2015
Exercise Prices			Shares Outstanding		Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Intrinsic Value of Shares Outstanding (A)
$7.86	-	$8.01	37,525	(E)	1.76	$7.94	$—
$9.69	-	$9.97	19,920	(F)	2.83	$9.70	—
$29.99	-	$34.50	195,480	(G)	6.95	$33.88	—
$36.78	-	$42.65	—		—	$—	—
$7.86	-	$42.65	252,925		5.85	$28.13	$—
(A)	The exercise price of all stock options exceeded the market value of our common stock as of December 31, 2015.
(B)	Includes 40,000 options associated with discontinued operations.
(C)	Includes 6,215 options associated with discontinued operations.
(D)	Includes 164,810 options associated with discontinued operations.
(E)	Includes 20,000 options associated with discontinued operations.
(F)	Includes 6,215 options associated with discontinued operations.
(G)	Includes 54,025 options associated with discontinued operations.